Redeemable shares with other preferential rights - Redemption rights (Details) - Dec. 27, 2018	USD ($)	CNY (¥)
Hillhouse
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Original Issue Price	$ 72,683,000	¥ 491,514,000
Tencent
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Original Issue Price		¥ 500,000,000
MINISO Guangzhou
Paid in Capital Subject To Redemption And Other Preferential Rights Or Redeemable Shares With Other Preferential Rights [Line Items]
Threshold period to meet the applicable listing conditions and consummate IPO	7 years
Threshold period to consummate IPO	7 years
Threshold period to initiate the listing application process	3 months
Redemption return rate, exercise under redemption events (2), (3) and (8)	10.00%
Redemption return rate, exercise under redemption events (1) and (4) to (7)	25.00%